UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09581
                                                    --------------

                              UBS Aspen Fund L.L.C.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          UNITED STATES OF AMERICA
          ------------------------
          INVESTMENTS IN SECURITIES (121.53%)
          -----------------------------------
          COMMON STOCK (120.37%)
          ----------------------
          APPLICATIONS SOFTWARE (3.20%)
 34,316   Microsoft Corp. (a)                                       $   829,418
                                                                    ------------
          BROADCAST SERVICES/PROGRAMMING (7.43%)
185,971   Liberty Media Corp., Class A *, (a)                         1,928,519
                                                                    ------------
          CABLE TELEVISION (8.18%)
 12,018   Comcast Corp., Special Class A *                              401,882
 12,018   Comcast Corp., Class A *                                      405,968
 39,656   DIRECTV Group, Inc. *, (a)                                    571,840
 16,975   Liberty Media International, Inc., Class A *, (a)             742,486
                                                                    ------------
                                                                      2,122,176
                                                                    ------------
          CASINO HOTELS (10.42%)
 21,193   Las Vegas Sands Corp. *                                       953,685
 10,518   MGM MIRAGE *, (a)                                             744,885
 14,842   Wynn Resorts, Ltd. *, (a)                                   1,005,397
                                                                    ------------
                                                                      2,703,967
                                                                    ------------
          CASINO SERVICES (1.76%)
 17,107   International Game Technology (a)                             456,073
                                                                    ------------
          CELLULAR TELECOMMUNICATIONS (0.40%)
  9,010   Alamosa Holdings, Inc. *                                      105,147
                                                                    ------------
          COMMERCIAL SERVICES (0.15%)
  2,286   Central Parking Corporation                                    39,273
                                                                    ------------
          COMPUTERS (2.77%)
 10,947   Apple Computer, Inc. *                                        456,161
  3,430   Research In Motion Ltd *                                      262,121
                                                                    ------------
                                                                        718,282
                                                                    ------------
          COMPUTERS - MEMORY DEVICES (0.38%)
  3,578   SanDisk Corp. - ADR *                                          99,468
                                                                    ------------
          E-COMMERCE/PRODUCTS (2.05%)
 12,022   Blue Nile, Inc. *, (a)                                        332,408
  6,922   Provide Commerce Inc *                                        199,908
                                                                    ------------
                                                                        532,316
                                                                    ------------
          E-COMMERCE/SERVICES (7.96%)
 21,898   eBay, Inc. *                                                  815,919
 49,369   InterActiveCorp *, (a)                                      1,099,448
 23,254   Napster, Inc. *                                               151,384
                                                                    ------------
                                                                      2,066,751
                                                                    ------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.21%)
 14,440   Intel Corp.                                               $   335,441
  6,466   NVIDIA Corp. *                                                153,632
 13,552   Texas Instruments, Inc.                                       345,441
                                                                    ------------
                                                                        834,514
                                                                    ------------
          ENTERPRISE SOFTWARE/SERVICES (3.22%)
 66,883   Oracle Corp. *                                                834,700
                                                                    ------------
          ENTERTAINMENT SOFTWARE (4.77%)
 28,196   Activision, Inc. *, (a)                                       417,301
 15,857   Electronic Arts, Inc. *, (a)                                  821,075
                                                                    ------------
                                                                      1,238,376
                                                                    ------------
          FINANCE - INVESTMENT BANKER/BROKER (1.19%)
 29,323   The Charles Schwab Corp.                                      308,185
                                                                    ------------
          HOTELS & MOTELS (2.95%)
 34,217   Hilton Hotels Corp. (a)                                       764,750
                                                                    ------------
          IDENTIFICATION SYSTEMS/DEVICES (0.02%)
  3,765   Bio-Key International, Inc. *                                   4,744
                                                                    ------------
          INTERNET SECURITY (4.76%)
 43,043   VeriSign, Inc. *, (a)                                       1,235,334
                                                                    ------------
          MACHINERY - CONSTRUCTION & MINING (0.46%)
  1,320   Caterpillar, Inc.                                             120,701
                                                                    ------------
          MEDICAL - BIOMEDICAL/GENETICS (0.61%)
  2,802   Genentech, Inc. *                                             158,621
                                                                    ------------
          MEDICAL INSTRUMENTS (1.41%)
 19,192   Symmetry Medical, Inc. *                                      365,032
                                                                    ------------
          MULTIMEDIA (11.51%)
 43,735   News Corp., Inc.,  Class A                                    739,996
 38,234   News Corp., Inc., Class B (a)                                 673,301
 20,344   The Walt Disney Co.                                           584,483
 56,401   Time Warner, Inc. *, (a)                                      989,838
                                                                    ------------
                                                                      2,987,618
                                                                    ------------
          NETWORKING PRODUCTS (4.18%)
 43,187   Cisco Systems, Inc. *, (a)                                    772,615
 14,217   Juniper Networks, Inc. *, (a)                                 313,627
                                                                    ------------
                                                                      1,086,242
                                                                    ------------
          OIL COMPANIES - EXPLORATION & PRODUCTION (0.23%)
    753   Kerr-Mcgee Corporation                                         58,983
                                                                    ------------
          REITS - DIVERSIFIED (1.12%)
  4,185   Vornado Realty Trust                                          289,895
                                                                    ------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (CONTINUED)
          ------------------------
          REITS - HOTEL (1.96%)
 30,756   Host Marriott Corp.                                       $   509,319
                                                                    ------------
          REITS - REGIONAL MALLS (3.55%)
 26,990   General Growth Properties, Inc. (a)                           920,359
                                                                    ------------
          RETAIL - BEDDING (1.56%)
 11,069   Bed Bath & Beyond, Inc. *, (a)                                404,461
                                                                    ------------
          RETAIL - BOOKSTORE (1.09%)
  8,192   Barnes & Noble, Inc. *                                        282,542
                                                                    ------------
          RETAIL - MAJOR DEPARTMENT STORES (2.91%)
  5,667   Sears Holdings Corp. *, (a)                                   754,674
                                                                    ------------
          RETAIL - RESTAURANTS (1.21%)
  5,577   McDonald's Corp.                                              173,668
  2,748   Starbucks Corp. *                                             141,961
                                                                    ------------
                                                                        315,629
                                                                    ------------
          TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (2.58%)
 60,194   Corning, Inc. *                                               669,959
                                                                    ------------
          TELEPHONE - INTEGRATED (1.83%)
 20,842   Sprint Corp. - FON Group                                      474,156
                                                                    ------------
          WEB PORTALS/ISP (14.02%)
  7,038   Google, Inc. *, (a)                                         1,270,430
 69,827   Yahoo!, Inc. *, (a)                                         2,367,135
                                                                    ------------
                                                                      3,637,565
                                                                    ------------
          WIRELESS EQUIPMENT (5.32%)
 40,266   Motorola, Inc.                                                602,782
 12,609   Nokia Oyj - SPONS ADR                                         194,557
 15,913   QUALCOMM, Inc.                                                582,893
                                                                    ------------
                                                                      1,380,232
                                                                    ------------
          TOTAL COMMON STOCK (Cost $29,404,275)                      31,237,981
                                                                    ------------

NUMBER OF
CONTRACTS                                                           MARKET VALUE
--------------------------------------------------------------------------------
          CALL OPTIONS (1.05%)
          --------------------
          COMPUTERS (0.32%)
     68   Apple Computer, Inc., 4/16/05, $35.00 Call *                   49,640
     34   Apple Computer, Inc., 4/16/05, $37.50 Call *                   16,320
     22   Research In Motion Limited, 4/16/05, $70.00 Call *             17,160
                                                                    ------------
                                                                         83,120
                                                                    ------------
          E-COMMERCE/SERVICES (0.18%)
     67   eBay Inc., 4/16/05, $30.00 Call *                              47,570
                                                                    ------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005
NUMBER OF
CONTRACTS                                                           MARKET VALUE
--------------------------------------------------------------------------------
          CALL OPTIONS (CONTINUED)
          ------------------------
          INTERNET CONTENT-INFO/NETWORK (0.10%)
     90   Ask Jeeves, Inc., 4/16/05, $25.00 Call *                  $    25,200
                                                                    ------------
          MACHINERY - CONSTRUCTION & MINING (0.02%)
     22   Caterpillar, Inc., 4/16/05, $90.00 Call *                       5,940
                                                                    ------------
          MULTIMEDIA (0.02%)
     45   Time Warner Inc., 5/21/05, $18.00 Call *                        2,250
     45   Time Warner Inc., 5/21/05, $19.00 Call *                          900
    180   Time Warner, Inc., 4/16/05, $20 *                               3,600
                                                                    ------------
                                                                          6,750
                                                                    ------------
          OIL & GAS DRILLING (0.12%)
     45   Transocean, Inc., 4/16/05, $45.00 Call *                       30,150
                                                                    ------------
          OIL COMPANIES - EXPLORATION & PRODUCTION (0.29%)
     22   Devon Energy Corporation, 4/16/05, $40.00 Call *               17,380
     22   Devon Energy Corporation, 4/16/05, $45.00 Call *                6,952
     22   Kerr-Mcgee Corporation, 4/16/05, $70.00 Call *                 18,040
     45   Unocal Corporation, 4/16/05, $55.00 Call *                     31,950
                                                                    ------------
                                                                         74,322
                                                                    ------------
          TOTAL CALL OPTIONS (Cost $286,165)                            273,052
                                                                    ------------
          PUT OPTIONS (0.11%)
          -------------------
          MEDICAL - DRUGS (0.03%)
     22   Forest Laboratories, Inc., 4/16/05, $40.00 Put                  7,040
                                                                    ------------
          MULTI-LINE INSURANCE (0.08%)
     45   American International Group, Inc., 4/16/05, $60.00 Put        21,600
                                                                    ------------
          TOTAL PUT OPTIONS (Cost $29,741)                               28,640
                                                                    ------------

          INVESTMENTS IN SECURITIES (Cost $29,720,181)               31,539,673
                                                                    ------------
          UNITED STATES OF AMERICA
          ------------------------
          SECURITIES SOLD, NOT YET PURCHASED ((24.80)%)
          ---------------------------------------------
          COMMON STOCK SOLD, NOT YET PURCHASED ((24.80)%)
          -----------------------------------------------
          MULTI-LINE INSURANCE ((0.91)%)
 (4,268)  American International Group, Inc.                           (236,491)
                                                                    ------------
          STOCK INDEX ((23.89)%)
(18,137)  Nasdaq-100 Index Tracking Stock *                            (663,270)
(46,949)  Standard & Poor's Depositary Receipts *                    (5,538,104)
                                                                    ------------
                                                                     (6,201,374)
                                                                    ------------
          TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
            (Cost $(6,429,495))                                      (6,437,865)
                                                                    ------------

                                                          UBS ASPEN FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

          SECURITIES SOLD, NOT YET PURCHASED
            (PROCEEDS $(6,429,496))                                 $(6,437,865)
                                                                    ------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
            NOT YET PURCHASED -- 96.73%                              25,101,808
                                                                    ------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.27%          849,823
                                                                    -----------
          TOTAL NET ASSETS -- 100.00%                               $25,951,631
                                                                    ===========

 *  Non-income producing security
(a) Partially or wholly held ($11,363,533 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan.




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Aspen Fund L.L.C.

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date      May 16, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date      May 16, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date      May 16, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.